Paycheck Protection Program Promissory Note - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Gain on extinguishment of promissory note				$ 2,023,000
Interest expense						$ 41,000	$ 71,000
Promissory Note | Corona Virus Aid Relief Economic Security Act
Paycheck protection program, amount	$ 2,000,000.0
Interest rate	1.00%
Payments due, beginning date	Nov. 01, 2020
Payments due, ending date	2022-05
Payments due, ending date	May 03, 2022
Gain on extinguishment of promissory note				2,000,000.0
Interest expense		$ 0	$ 5,000	$ 10,000	$ 8,000	$ 13,000
Deferral period for all loans						10 months
Debt instrument, description				payments would have been due beginning August 2021, and the principal amount, along with unpaid interest, would have been due in May 2022. The principal and interest could be forgiven if the proceeds were used for forgivable purposes as defined by the terms in the PPP Promissory Note.		payments are due beginning August 2021 and the principal amount along with unpaid interest is due in May 2022. The Company has requested from its lender an extension of the loan maturity from two years to five years as permitted under the PPPFA. The principal and interest may be forgiven if the proceeds are used for forgivable purposes as defined by the terms in the PPP Promissory Note, and the Company believes it has used the proceeds from the PPP Promissory Note for forgivable purposes as defined by the terms of the PPP Promissory Note.
Promissory Note | Corona Virus Aid Relief Economic Security Act | Minimum [Member]
Extended maturity period						2 years
Promissory Note | Corona Virus Aid Relief Economic Security Act | Maximum [Member]
Extended maturity period						5 years